Assets held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets Held For Sale
Schedule of Assets Held for Sale

	December 31, 2024	December 31, 2023
Beginning balance	$1,479,429	$-
Additions	-	3,036,216
Reclassified to oil and gas properties	(172,112)	-
Proceeds on sale of assets held for sale	(629,523)	-
Loss on impairment and sale of assets held for sale	(132,737)	(1,556,787)
Foreign currency translation	(157,260)	-
	$387,797	$1,479,429